Long-Term Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Employee Benefit Liabilities
Long-term employee benefit liabilities consist of:

	2022	2021
Defined benefit pension plans and other [a]	$146	$196
Termination and long-term service arrangements [b]	369	456
Retirement medical benefits plans [c]	20	26
Other long-term employee benefits	13	22

Long-term employee benefit obligations	$548	$700

Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost

[a]	Defined benefit pension plans
The Company sponsors a number of defined benefit pension plans and similar arrangements for its employees. All pension plans are funded to at least the minimum legal funding requirements, while European defined benefit pension plans are unfunded.
The weighted average significant actuarial assumptions adopted in measuring the Company’s obligations and costs are as follows:

	2022	2021
Projected benefit obligation
Discount rate	4.8%	2.4%
Rate of compensation increase	3.6%	2.7%
Net periodic benefit cost
Discount rate	2.8%	2.3%
Rate of compensation increase	2.9%	2.6%
Expected return on plan assets	4.6%	4.1%

Schedule of Company's Defined Benefit Pension Plans
Information about the Company’s defined benefit pension plans is as follows:

	2022	2021
Projected benefit obligation
Beginning of year	$689	$731
Current service cost	9	10
Interest cost	14	12
Actuarial gains and changes in actuarial assumptions	(155)	(37)
Benefits paid	(31)	(27)
Divestiture	—	11
Foreign exchange	(28)	(11)

End of year	498	689

Plan assets at fair value [i]
Beginning of year	532	517
Return on plan assets	(107)	25
Employer contributions	11	12
Benefits paid	(27)	(23)
Foreign exchange	(18)	1

End of year	391	532

Ending funded status – Plan deficit	$107	$157

Amounts recorded in the consolidated balance sheet
Non-current asset [note 11]	$(41)	$(41)
Current liability	2	2
Non-current liability	146	196

Net amount	$107	$157

Amounts recorded in accumulated other comprehensive income Unrecognized actuarial losses	$(86)	$(112)

Net periodic benefit cost
Current service cost	$9	$10
Interest cost	14	12
Return on plan assets	(23)	(21)
Actuarial losses	3	8

Net periodic benefit cost	$3	$9

[i]	The asset allocation of the Company’s defined benefit pension plans at December 31, 2022 and the target allocation range for 2023 is as follows:

	2023	2022
Fixed income securities	60-85%	68%
Equity securities	20-45%	27%
Cash and cash equivalents	0-10%	5%

	100%	100%

Future Benefit Payments
[d]	Future benefit payments

	Defined benefit pension plans	Termination and long service arrangements	Retirement medical benefits plans	Total
Expected employer contributions - 2023	$12	$17	$1	$30

Expected benefit payments:
2023	$25	$18	$1	$44
2024	26	15	1	42
2025	27	17	1	45
2026	28	21	1	50
2027	29	23	2	54
Thereafter	164	156	8	328

	$299	$250	$14	$563

Termination and Long-term Service Arrangements [Member]
Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost
The weighted average significant actuarial assumptions adopted in measuring the Company’s projected termination and long-term service benefit obligations and net periodic benefit cost are as follows:

	2022	2021
Discount rate	4.8%	2.4%
Rate of compensation increase	3.5%	3.1%

Schedule of Company's Defined Benefit Pension Plans
Information about the Company’s termination and long-term service arrangements is as follows:

	2022	2021
Projected benefit obligation
Beginning of year	$467	$478
Current service cost	13	23
Interest cost	11	9
Actuarial losses (gains) and changes in actuarial assumptions	(67)	10
Benefits paid	(18)	(23)
Foreign exchange	(19)	(30)

Ending funded status – Plan deficit	$387	$467

Amounts recorded in the consolidated balance sheet
Current liability	$18	$11
Non-current liability	369	456

Net amount	$387	$467

Amounts recorded in accumulated other comprehensive income Unrecognized actuarial losses	$(38)	$(112)

Net periodic benefit cost
Current service cost	$13	$23
Interest cost	11	9
Actuarial losses	7	4

Net periodic benefit cost	$31	$36

Retirement Medical Benefits Plans [Member]
Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost
The weighted average discount rates used in measuring the Company’s projected retirement medical benefit obligations and net periodic benefit cost are as follows:

	2022	2021
Retirement medical benefit obligations	5.1%	2.8%
Net periodic benefit cost	3.1%	2.4%
Health care cost inflation	6.8%	6.4%

Schedule of Company's Defined Benefit Pension Plans
Information about the Company’s retirement medical benefits plans are as follows:

	2022	2021
Projected benefit obligation
Beginning of year	$27	$30
Interest cost	1	1
Actuarial gains and changes in actuarial assumptions	(6)	(3)
Benefits paid	(1)	(1)

Ending funded status – Plan deficit	$21	$27

Amounts recorded in the consolidated balance sheet
Current liability	$1	$1
Non-current liability	20	26

Net amount	$21	$27

Amounts recorded in accumulated other comprehensive income Unrecognized actuarial gains	$17	$10

Net periodic benefit cost
Interest cost	$1	$1
Actuarial gains	(1)	(1)

Net periodic benefit cost	$—	$—